Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2017
Registrant Name	Eaton Vance Series Fund, Inc
Central Index Key	0001552324
Amendment Flag	false
Document Creation Date	Nov. 27, 2017
Document Effective Date	Dec. 01, 2017
Prospectus Date	Dec. 01, 2017
Eaton Vance Emerging Markets Debt Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EADOX
Eaton Vance Emerging Markets Debt Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EIDOX
Eaton Vance Emerging Markets Debt Opportunities Fund | Class R6
Risk/Return:
Trading Symbol	EELDX